SCHEDULE OF PROVISION FOR INCOME TAX (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Provision/(benefit) at statutory rate			$ (2,085,850)	$ (697,766)
State tax provision/(benefit) net of federal benefit			(557,568)	(165,565)
Change in valuation allowance			2,496,515	929,294
True-Up & Deferred Adjustment			(73,814)
Change in tax rate			11,273	(19,027)
Other			209,444	(46,936)
Income tax provision/(benefit)